UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

                       HAVERFORD QUALITY GROWTH STOCK FUND

SEMI-ANNUAL REPORT                                                APRIL 30, 2008

                                (HAVERFORD LOGO)
                                QUALITY INVESTING

                                           INVESTMENT ADVISER:

                                           HAVERFORD INVESTMENT MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2008

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    3
Statement of Assets & Liabilities .........................................    5
Statement of Operations ...................................................    6
Statement of Changes in Net Assets ........................................    7
Financial Highlights ......................................................    8
Notes to Financial Statements .............................................    9
Disclosure of Fund Expenses ...............................................   14

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2008 (UNAUDITED)

Dear Fellow Shareholder,

We are pleased to send you the Haverford Quality Growth Stock Fund (the "Fund") Semi-Annual Report, which contains information on the holdings of the Fund, along with a Financial Highlights and Statement of Operations for the six months ended April 30, 2008. During this period the S&P 500 Index returned -9.64% while the Haverford Quality Growth Stock Fund returned - 7.42%.

The world economies, led by the U.S., have become notably weaker since the start of the year. Consumer confidence, negative job growth, a continued weak housing market, and the credit crunch all point to an economy that is experiencing little to no growth or is already in a recession. In an effort to mitigate the effects of the credit crunch on the overall economy, the Federal Reserve has made several aggressive moves including a cumulative reduction in the Fed Funds rate of 3.25% since September 2007. In addition to continuing to provide liquidity through term auction facilities, the Fed, in an unprecedented policy change, has opened the discount window to broker/dealers. These aggressive moves should help restore liquidity and confidence in the financial markets. By the second half of the year, the economy should benefit from this extraordinary monetary stimulus as well as the fiscal stimulus that will arrive during the second quarter.

The flight toward quality stocks that started early last summer accelerated in the first quarter. Quality stocks have outperformed the broad market as investors seek companies with strong financials and reliable earnings growth. Haverford's continued focus on only the highest quality and financially strong companies helped defend the portfolio from the broad market sell off. Regardless of the economic environment, the fundamentals of quality companies remain exceptionally strong. These securities remain attractively priced with many trading at a discount to historical levels and are poised to deliver market-beating, double-digit earnings growth.

While we think the opening of the discount window to broker/dealers in mid-March marks the end of the credit crisis, there will still be headline risk in the financials sector as companies cope with the weak housing market and sub-prime mortgage mess. Combined with continued commodity inflation and the uncertainty of the outcome of the presidential election, the stock market will remain volatile. With heightened volatility and near term economic uncertainty, we think investors

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2008 (UNAUDITED)

will continue to favor quality investments such as those found in the Haverford Quality Growth Stock Fund.

Sincerely,


/s/ Henry B. Smith
Henry B. Smith
Chief Investment Officer
Haverford Investment Management

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                        DEFINITION OF COMPARATIVE INDICES

THE S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the index proportionate to its market value.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                  (BAR CHART)

Health Care                  19.8%
Financial Services           19.6%
Consumer Staples             16.9%
Information Services         15.5%
Industrial                   13.1%
Consumer Discretionary        8.4%
Telecommunication Services    2.3%
Energy                        2.2%
Cash Equivalent               2.2%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.9%

                                                            SHARES      VALUE
                                                           -------   -----------
CONSUMER DISCRETIONARY -- 8.4%
   Johnson Controls ....................................    11,900   $   419,594
   Lowe's ..............................................    16,500       415,635
   Target ..............................................     7,550       401,132
   Walt Disney .........................................    13,900       450,777
                                                                     -----------
                                                                       1,687,138
                                                                     -----------
CONSUMER STAPLES -- 17.0%
   Coca-Cola ...........................................     5,775       339,974
   Colgate-Palmolive ...................................     5,025       355,268
   CVS Caremark ........................................    15,375       620,689
   PepsiCo .............................................    11,325       776,102
   Procter & Gamble ....................................    11,275       755,989
   Wal-Mart Stores .....................................     9,600       556,608
                                                                     -----------
                                                                       3,404,630
                                                                     -----------
ENERGY -- 2.2%
   Exxon Mobil .........................................     4,675       435,102
                                                                     -----------
FINANCIAL SERVICES -- 19.6%
   Aflac ...............................................    12,550       836,708
   American Express ....................................    15,450       741,909
   American International Group ........................    23,025     1,063,755
   Prudential Financial ................................     6,850       518,614
   Wells Fargo .........................................    26,400       785,400
                                                                     -----------
                                                                       3,946,386
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
HEALTH CARE -- 19.8%
   Abbott Laboratories .................................    10,900   $   574,975
   Becton Dickinson ....................................     7,750       692,850
   Johnson & Johnson ...................................    13,550       909,070
   Medtronic ...........................................    18,400       895,712
   Novartis ADR ........................................    17,825       897,132
                                                                     -----------
                                                                       3,969,739
                                                                     -----------
INDUSTRIAL -- 13.1%
   3M ..................................................     5,175       397,958
   General Electric ....................................    27,225       890,258
   United Parcel Service, Cl B .........................     6,825       494,198
   United Technologies .................................    11,675       846,087
                                                                     -----------
                                                                       2,628,501
                                                                     -----------
INFORMATION SERVICES -- 15.5%
   Automatic Data Processing ...........................    11,650       514,930
   Hewlett-Packard .....................................    10,950       507,532
   Intel ...............................................    49,700     1,106,322
   Microsoft ...........................................    34,275       977,523
                                                                     -----------
                                                                       3,106,307
                                                                     -----------
TELECOMMUNICATION SERVICES -- 2.3%
   AT&T ................................................    11,975       463,552
                                                                     -----------
   Total Common Stock
      (Cost $18,019,593) ...............................              19,641,355
                                                                     -----------
CASH EQUIVALENT -- 2.2%
   SEI Daily Income Trust, Prime Obligation Fund, Cl A,
      2.540% (A)
      (Cost $445,916) ..................................   445,916       445,916
                                                                     -----------
   Total Investments -- 100.1%
      (Cost $18,465,509) ...............................             $20,087,271
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $20,068,125.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments at Value (Cost $ 18,465,509) .........................   $20,087,271
Dividends Receivable..............................................        20,806
Receivable for Capital Shares Sold ...............................           500
Receivable due from Investment Adviser ...........................         5,490
Prepaid Expenses .................................................         5,250
                                                                     -----------
   TOTAL ASSETS ..................................................    20,119,317
                                                                     -----------
LIABILITIES:
Payable due to Administrator......................................         8,219
Chief Compliance Officer Fees Payable ............................         4,563
Payable for Trustees' Fees .......................................         2,181
Other Accrued Expenses ...........................................        36,229
                                                                     -----------
   TOTAL LIABILITIES .............................................        51,192
                                                                     -----------
NET ASSETS .......................................................   $20,068,125
                                                                     ===========
NET ASSETS CONSIST OF:
Paid-in Capital ..................................................   $18,533,583
Undistributed Net Investment Income ..............................         6,366
Accumulated Net Realized Loss on Investments .....................       (93,586)
Net Unrealized Appreciation on Investments .......................     1,621,762
                                                                     -----------
NET ASSETS .......................................................   $20,068,125
                                                                     ===========
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) .....................     1,889,368
                                                                     -----------
NET ASSET VALUE, Offering and Redemption Price Per Share .........   $     10.62
                                                                     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       HAVERFORD QUALITY
                                                      GROWTH STOCK FUND FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $5,156)  ............   $   248,095
                                                                    -----------
EXPENSES
Investment Advisory Fees ........................................        66,215
Administration Fees .............................................        49,863
Chief Compliance Officer Fees ...................................         5,023
Trustees' Fees ..................................................         3,787
Transfer Agent Fees .............................................        31,718
Professional Fees ...............................................        27,490
Printing Fees ...................................................        10,963
Registration and Filing Fees ....................................         3,016
Custodian Fees ..................................................         1,533
Other Expenses ..................................................         3,552
                                                                    -----------
   TOTAL EXPENSES ...............................................       203,160
Less:
   Waiver of Investment Advisory Fees ...........................       (66,215)
   Reimbursement of Other Operating Expenses ....................       (24,722)
   Fees Paid Indirectly (Note 4)  ...............................        (1,857)
                                                                    -----------
   NET EXPENSES .................................................       110,366
                                                                    -----------
NET INVESTMENT INCOME ...........................................       137,729
                                                                    -----------
NET REALIZED LOSS ON INVESTMENTS ................................       (10,150)
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ................................    (1,952,845)
                                                                    -----------
NET LOSS ON INVESTMENTS .........................................    (1,962,995)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $(1,825,266)
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    NOVEMBER 1,        YEAR
                                                      2007 TO          ENDED
                                                  APRIL 30, 2008    OCTOBER 31,
                                                   (UNAUDITED)          2007
                                                  --------------   -------------
OPERATIONS:
   Net Investment Income ......................    $   137,729     $    212,825
   Net Realized Gain (Loss) on Investments ....        (10,150)         432,875
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ...........     (1,952,845)       1,483,894
                                                   -----------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ...............     (1,825,266)       2,129,594
                                                   -----------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ......................       (135,658)        (210,177)
   Net Realized Gain ..........................       (429,757)        (278,374)
                                                   -----------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..........       (565,415)        (488,551)
                                                   -----------     ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................      1,638,865        4,997,711
   In Lieu of Dividends and Distributions .....        510,882          432,407
   Redeemed ...................................     (4,334,595)      (3,555,787)
                                                   -----------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..............     (2,184,848)       1,874,331
                                                   -----------     ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ....     (4,575,529)       3,515,374
NET ASSETS:
   Beginning of Period ........................     24,643,654       21,128,280
                                                   -----------     ------------
   End of Period (Including Undistributed Net
      Investment Income of $6,366 and $4,295,
      respectively) ...........................    $20,068,125     $ 24,643,654
                                                   ===========     ============
SHARE TRANSACTIONS:
   Issued .....................................        152,160          444,344
   In Lieu of Dividends and Distributions .....         45,624           38,889
   Redeemed ...................................       (404,978)        (318,241)
                                                   -----------     ------------
   NET INCREASE (DECREASE) IN SHARES
      OUTSTANDING FROM SHARE TRANSACTIONS .....       (207,194)         164,992
                                                   ===========     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

FINANCIAL HIGHLIGHTS

                                   SELECTED PER SHARE DATA & RATIOS FOR A SHARE
                                              OUTSTANDING THROUGHOUT EACH PERIOD

                                           NOVEMBER 1,                                            JUNE 30,
                                         2007 TO APRIL   YEAR ENDED   YEAR ENDED   YEAR ENDED    2004* TO
                                            30, 2008    OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,
                                          (UNAUDITED)      2007         2006          2005         2004
                                         -------------  -----------  -----------  ------------  -----------
Net Asset Value,
   Beginning of Period ................    $ 11.75       $ 10.94      $  9.98     $  9.75       $ 10.00
                                           -------       -------      -------     -------       -------
Income (Loss) from
   Investment Operations:
   Net Investment Income ..............       0.07(1)       0.10(1)      0.10(1)     0.11(1)(3)    0.04(1)
   Net Realized and Unrealized
      Gain (Loss) .....................      (0.93)         0.95         0.96        0.24         (0.28)(2)
                                           -------       -------      -------     -------       -------
   Total from Investment
        Operations ....................      (0.86)         1.05         1.06        0.35         (0.24)
                                           -------       -------      -------     -------       -------
Dividends and Distributions:
   Net Investment Income ..............      (0.07)        (0.10)       (0.10)      (0.12)        (0.01)
   Net Realized Gains .................      (0.20)        (0.14)          --          --            --
                                           -------       -------      -------     -------       -------
   Total Dividends and
      Distributions ...................      (0.27)        (0.24)       (0.10)      (0.12)        (0.01)
                                           -------       -------      -------     -------       -------
Net Asset Value,
   End of Period ......................    $ 10.62       $ 11.75      $ 10.94     $  9.98       $  9.75
                                           =======       =======      =======     =======       =======
   TOTAL RETURN+ ......................      (7.42)%        9.80%       10.64%       3.57%        (2.40)%
                                           =======       =======      =======     =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ........................    $20,068       $24,644      $21,128     $22,421       $13,253
Ratio of Expenses to Average
    Net Assets ........................       1.00%**       1.00%        1.00%       1.00%         1.00%**
Ratio of Expenses to Average
   Net Assets
   (Excluding Fees Paid Indirectly) ...       1.02%**       1.02%        1.02%       1.00%         1.00%**
Ratio of Expenses to Average
   Net Assets
   (Excluding Waivers,
   Reimbursements and
   Fees Paid Indirectly) ..............       1.84%**       1.79%        2.03%       2.11%        14.09%**
Ratio of Net Investment Income
   to Average Net Assets ..............       1.25%**       0.94%        0.94%       1.10%(3)      1.10%**
Portfolio Turnover Rate ...............         19%           16%          48%         13%            3%

*    COMMENCEMENT OF OPERATIONS.

**   ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.

(3) NET INVESTMENT INCOME PER SHARE AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS INCLUDE $0.03 AND 0.32%, RESPECTIVELY, RESULTING FROM AN EXTRAORDINARY DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S. companies with market capitalizations of more than $10 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2008

     Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2008, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2008

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 for the Fund, plus $15,000 for each additional class created, or 0.12% of the first $250 million, 0.10% of the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2008, the Fund earned cash management credits of $1,857, which were used to offset transfer agent expenses. This amount is labeled "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as the custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Haverford Investment Management, Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.00% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2008, the Fund made purchases of $4,114,439 and sales of $6,686,860 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2008

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ending October 31, were as follows:

                  LONG-TERM
       ORDINARY    CAPITAL
        INCOME      GAINS       TOTAL
       --------   ---------   --------
2007   $210,177    $278,374   $488,551
2006    174,863          --    174,863

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income          $  156,832
Undistributed Long-Term Capital Gain      276,900
Unrealized Appreciation                 3,491,491
                                       ----------
Total Distributable Earnings           $3,925,223
                                       ==========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2008, were as follows:

                AGGREGATE      AGGREGATE
                  GROSS          GROSS
  FEDERAL      UNREALIZED     UNREALIZED    NET UNREALIZED
  TAX COST    APPRECIATION   DEPRECIATION    APPRECIATION
-----------   ------------   ------------   --------------
$18,465,509    $2,366,792     $(745,030)      $1,621,762

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2008

tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

8. OTHER:

At April 30, 2008, 32% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. RECENT ACCOUNTING PRONOUNCEMENT:

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes --NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               APRIL 30, 2008

                         BEGINNING     ENDING      ANNUALIZED     EXPENSES
                          ACCOUNT     ACCOUNT    EXPENSE RATIO      PAID
                           VALUE       VALUE        FOR THE      DURING THE
                          11/01/07    4/30/08        PERIOD        PERIOD*
                         ---------   ---------   -------------   ----------
ACTUAL FUND RETURN       $1,000.00   $  925.80       1.00%          $4.79
HYPOTHETICAL 5% RETURN    1,000.00    1,019.89       1.00            5.02

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

                                      NOTES

                       HAVERFORD QUALITY GROWTH STOCK FUND
                                 P.O. Box 219745
                              Kansas City, MO 64121
                                  866-301-7212

                                    ADVISER:
                      Haverford Investment Management, Inc.
                    Three Radnor Corporate Center, Suite 450
                                Radnor, PA 19087

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.


HIM-SA-001-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.